S000036894 [Member] Investment Strategy - BrandywineGLOBAL - Global Opportunities Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund will invest at least 80% of its net assets in fixed income securities of issuers located in developed market countries. Any country that, at the time of purchase, has a sovereign debt rating of A‑ or better from at least one nationally recognized statistical ratings organization (“NRSRO”) or is included in the FTSE World Government Bond Index will be considered a developed country. The fund will invest in both investment grade and below investment grade fixed income securities, and intends to invest less than 35% of its net assets in below investment grade fixed income securities (commonly known as “high yield debt” or “junk bonds”). The portfolio managers intend to maintain an average weighted portfolio quality of A‑ or better, whether composed of rated securities or unrated securities deemed by the portfolio managers to be of comparable quality. The fund’s investments typically include securities of sovereign governments and supranational organizations. The fund may invest up to 25% of its net assets in convertible debt securities.
From time to time, the fund maintains extensive positions in currency related derivative instruments, including currency forwards. These positions may be used to gain indirect exposure to sovereign government bonds or for other reasons. These positions may represent a large component of the fund’s assets, and exposure to any single currency may be sizeable.
In addition, the fund may invest in bond futures, interest rate futures, swaps (including interest rate and total return swaps), credit default swaps (including buying and selling credit default swaps), and options. The fund may use derivatives, including currency forwards, to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or to obtain net long or net short exposure to selected interest rates, countries, durations or credit risks. The fund may use one or more types of these instruments without limit, subject to applicable regulatory requirements. Certain types of derivatives have a leverage-like effect on the portfolio, in that they require a relatively small premium or margin payment in relation to the size of the investment exposure the fund acquires. Although the portfolio managers have the flexibility to use derivative instruments for hedging purposes, they may choose not to for a variety of reasons, even under very volatile market conditions. The fund’s investments in derivatives and other synthetic instruments that the subadviser believes have economic characteristics or provide investment exposure to one or more of the market risk factors associated with investments similar to those securities described in the fund’s 80% investment policy will be counted towards satisfaction of that investment policy.
The fund will normally hold a portfolio of fixed income securities of issuers located in a minimum of six countries.
Although the fund invests primarily in issuers in developed market countries as defined above, the fund may also invest in issuers in emerging market countries, and some of the countries that the fund considers to be developed may still have certain economic or other characteristics that are considered developing and are similar to emerging market countries.
The fund may invest in securities of any maturity. The weighted average effective duration of the fund’s portfolio, including derivatives, is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the portfolio managers’ view of the prospects for lower interest rates and the potential for capital gains.
The fund is classified as “non‑diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.